Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Other Non-Current Assets

	December 31,

	2023	2022
Net defined benefit plan surpluses (see note 27)	45	48
Cash surrender value of life insurance policies	354	337
Deferred commissions	108	121
Other non-current assets (1)	111	113
Total other non-current assets	618	619
(1) Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $91 million and $94 million as of December 31, 2023 and 2022, respectively (see note 31).